Basic and Diluted Loss Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Share Purchase Options
Statement Line Items [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	28,481,500	25,752,266
Non Employee Share Purchase Options
Statement Line Items [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	17,924,765	31,772,941
Deferred Share Units
Statement Line Items [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	458,129	458,129